Employee benefits (Details 1) ₨ in Millions, $ in Millions	Mar. 31, 2026 USD ($)	Mar. 31, 2026 INR (₨)	Mar. 31, 2025 INR (₨)	Mar. 31, 2024 INR (₨)
Employee benefits
Gratuity payable		₨ 0	₨ 0	₨ 0
Compensated absences		49	45	41
Current provisions for employee benefits	$ 1	₨ 49	₨ 45	₨ 41